Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

14 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2024
Net carrying amount - beginning of the year	663	450	2,107	3,220	3,133	26	6,379
Additions	14	31	441	486			486
Depreciation capitalized			4	4			4
Amortization (*)	(6)	(98)	(289)	(393)			(393)
Impairments	(10)		(12)	(22)	(9)		(31)
Write-off	(153)		(2)	(155)			(155)
Changes in the scope of consolidation			73	73	36		109
Currency translation differences	31		12	43			43
Other changes	(5)	14	(24)	(15)	7		(8)
Net carrying amount - end of the year	534	397	2,310	3,241	3,167	26	6,434
Gross carrying amount - end of the year	1,197	2,166	5,190	8,553
Provisions for amortization and impairment	663	1,769	2,880	5,312
2023
Net carrying amount - beginning of the year	793	176	1,394	2,363	3,138	24	5,525
Additions	20	41	415	476			476
Amortization	(8)	(92)	(255)	(355)			(355)
Impairments	(22)		(17)	(39)	(6)		(45)
Reversals	11			11			11
Write-off	(85)		(3)	(88)			(88)
Changes in the scope of consolidation		291	461	752	25	2	779
Currency translation differences	(19)		(1)	(20)			(20)
Other changes	(27)	34	113	120	(24)		96
Net carrying amount - end of the year	663	450	2,107	3,220	3,133	26	6,379
Gross carrying amount - end of the year	1,295	2,119	4,674	8,088
Provisions for amortization and impairment	632	1,669	2,567	4,868

(*) Before capitalization of depreciation.

Exploration rights comprised the residual book value of signature bonuses and acquisition costs of exploration licenses relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. The costs of licenses with unproved reserves are also in this item and are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in Ivory Coast.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2024	December 31, 2023
Proved licence and leasehold property acquisition costs	79	91
Unproved licence and leasehold property acquisition costs	455	572
	534	663

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Write-offs of €153 million related to the abandonment of underlying initiatives.

Changes in the scope of consolidation of assets with a finite useful life comprised: (i) €50 million to expected synergies from the acquisitions of renewable assets carried out in Spain by Plenitude; (ii) €23 million in relation to the acquisition of a network of 21 refueling service stations in Spain.

Other intangible assets comprised: (i) concessions, licenses, trademarks and similar items for €1,154 million (€1,148 million at December 31, 2023), of which €898 million relating to relating to the Plenitude business line essentially for activities in relation to renewable energy sources (€879 million at December 31, 2023); (ii) customer acquisition costs relating to the Plenitude business line for €412 million (€393 million at December 31, 2023); (iii) customer relationship for €84 million recognized following the acquisition of Finproject group (€92 million at December 31, 2023).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3	-	33
Industrial patents and intellectual property rights	20	-	33
Capitalized costs for customer acquisition	17	-	33
Other intangible assets	3	-	20

Cumulative impairment charges of goodwill at the end of the year amounted to €2,692 million.

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2024	December 31, 2023
Plenitude	2,916	2,909
Enilive	121	100
Chemical	117	112
Others	13	12
	3,167	3,133

Changes in the scope of consolidation of goodwill related to: (i) the acquisition of a network of service stations in Spain for €28 million; (ii) acquisitions in relation to retail activities of the Plenitude business line for €5 million.

Contributions recorded as decrease of intangible assets amounted to €37 million (€28 million at December 31, 2023).

Information about the allocations of goodwill deriving from business combinations is provided in note 5 – Business combinations and other significant transactions.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The Plenitude business line is engaged in the retail sale of natural gas and electricity, in the electricity generation from renewable sources and in installing and managing a charging network for electric vehicles. Plenitude has closed several acquisitions in past reporting years leading to the recognition of significant amounts of goodwill in each of those activities.

Goodwill allocated to the activity of the retail sale of natural gas and electricity amounted to €1,220 million and to test its recoverability has been allocated to a single CGU encompassing all European retail markets where Plenitude is operating considering the significant cross-market synergies and geographic integration. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU comprising the book value of the allocated goodwill.

The impairment review of the CGU Retail including goodwill, was performed by comparing the carrying amount to the value in use of the CGU, which was estimated based on the cash flows of the four-year plan approved by management and on a terminal value calculated as the perpetuity of the cash flow of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous year. These cash flows were discounted by using the post-tax WACCs of the retail business in each country of operation, with post-tax values in a range of 4.4% - 4.7%, corresponding to 5.6% - 6.4% pre-tax. There are no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to about €6 billion of the value in use of the CGU Retail with respect to its book value, including the allocated goodwill.

The renewable business of Plenitude included a goodwill of €978 million related to the business combinations made in Italy and in other European markets where operations are being developed (Spain, France, Greece). The recoverability of goodwill was tested by allocating the goodwill book value to all the CGUs in the activity of renewable generation and then by comparing the carrying amounts of those CGUs including goodwill to their value-in-use. The projected cash flows were estimated based on the financial projections of the four-year industrial plan approved by the management and the subsequent cash flows associated with the useful lives of the plants by using normalized cash flows. The assessment of the CGU recoverability has been made based on management’s forecast of long-term wholesale prices of electricity, differentiated for each geographic area; for Italy it has been assumed a wholesale price of about €120/kwh in the four-year plan and a range of €100-110 for long-term prices. Cash flows have been discounted at sector and country-specific post-tax WACCs, which were comprised in a range of 5.2% - 8.8%, corresponding to 6.7% - 11% pre-tax. This test has confirmed the recoverability of the book values of the complex of plants generating renewable electricity, including the allocated goodwill. The headroom of €352 million is reduced to zero in case of a 0.8 percentage point increase in the WACC, or a reduction in power prices of approximately 8%.

Goodwill of the electric mobility business of Plenitude of €718 million was recognized in connection with the acquisition in 2021 of the entire share capital of Be Power SpA, which engages in building and managing a network of charging infrastructures for electric mobility. This goodwill was tested for recoverability by estimating the value-in-use of the network based on ten-years cash flow projections and a terminal value incorporating a normalized cash flow projection of the last year, using a nominal growth rate risked with respect to the projections on the development of the electric vehicle market provided by primary info-providers. The cash flows were discounted at a post-tax WACC of 12%, corresponding to 14.2% pre-tax. This test confirmed the recoverability of the allocated book values including the allocated goodwill and showed a headroom of about €384 million which would go to zero by assuming a 1.7% increase in the post-tax WACC or a substantial zeroing in the perpetuity growth rate.